Offerings	Sep. 14, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock
Amount Registered | shares	35,250,000
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 705,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 97,360.50
Offering Note	(a) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended. (b) Includes Class A common stock, par value $0.01 per share ("Class A common stock"), issuable upon exercise of the underwriters' option to purchase additional Class A common stock, if any.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00
Offering Note	(a) The registrant previously paid a registration fee of $13,810.00 in connection with the initial filing of the Registration Statement on Form S-1 on August 28, 2026. (b) This Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a)